Stockholders' Deficit	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Equity [Abstract]
Stockholders' Deficit

5. Stockholder’s Deficit

On August 26, 2011, the Company’s stockholders approved and adopted the PositiveID Corporation 2011 Stock Incentive Plan (the “2011 Plan”). The 2011 Plan provides for awards of incentive stock options, nonqualified stock options, restricted stock awards, performance units, performance shares, SARs and other stock-based awards to employees and consultants. Under the 2011 Plan, up to 1 million shares of common stock may be granted pursuant to awards.

On June 27, 2016, the Company’s Board of Directors approved a reverse stock split in the ratio of 1-for-50 and the Company filed the Eighth Certificate of Amendment to its Second Amended and Restated Certificate of Incorporation, as amended, with the Secretary of State of the State of Delaware to affect the reverse stock split. The reverse split only affected outstanding common stock and the number of authorized shares was not adjusted. On July 5, 2016, the reverse stock split became effective. All share amounts in our historical financial statements have been adjusted to reflect the 1-for-50 reverse stock split (see Note 10).

A summary of option activity under the Company’s stock incentive plans as of June 30, 2016, and changes during the six months ended is presented below (in thousands, except per share amounts):

	Number of Options	Weighted Average Exercise Price Per Share
Outstanding at December 31, 2015	492	$8.50
Granted	928	$1.22
Exercised	—	$—
Forfeited	—	$—
Outstanding at June 30, 2016	1,420	$3.48
Exercisable at June 30, 2016	111	$33.03

The Black-Scholes model, which the Company uses to determine compensation expense, requires the Company to make several key judgments including:

●	the value of the Company’s common stock;

●	the expected life of issued stock options;

●	the expected volatility of the Company’s stock price;

●	the expected dividend yield to be realized over the life of the stock option; and

●	the risk-free interest rate over the expected life of the stock options.

The Company’s computation of the expected life of issued stock options was determined based on historical experience of similar awards giving consideration to the contractual terms of the stock-based awards, vesting schedules and expectations about employees’ future length of service. The interest rate was based on the U.S. Treasury yield curve in effect at the time of grant. The computation of volatility was based on the historical volatility of the Company’s common stock.

All restricted stock outstanding under the Company’s stock incentive plans vested in 2015 and there are no restricted stock outstanding under the Company’s stock incentive plans as of June 30, 2016.

Additionally, the Company has 44,649 unvested restricted shares outstanding, not issued under stock incentive plans, which have been issued to employees, directors, and consultants. These restricted shares vest on January 1, 2018.

During the quarter ended March 31, 2016, 1,316 vested shares of the Company’s common stock was returned by a former affiliate.

The Company issued 228,700 shares, with a grant date fair value of approximately $107,000, to consultants for services rendered during the six months ended June 30, 2016.

During the six months ended June 30, 2016, 7.9 million shares were issued in connection with conversion of convertible promissory notes (see Note 4).

During the six months ended June 30, 2016, 928,000 options have been granted outside of the Company’s plans of which 800,000 options were issued to executive management (see Note 8), 16,000 options to an employee and 112,000 million options to consultants, pursuant to the agreements. These options have vesting periods between 0 to 4 years and a total grant date fair value of $848,929 of which $28,709 were immediately expensed and the remaining will be expense over the vesting period of the options.

As of June 30, 2016, 294,028 warrants to purchase the Company’s common stock have been granted outside of the Company’s plans, which remain outstanding as of June 30, 2016. These warrants were granted at exercise prices ranging from $0.75 to $37.5 per share, 238,028 warrants are fully vested and 56,000 warrants will vest upon completion of services. These warrants exercisable for a period from five to seven years. Included in the 294,028 outstanding warrants are 23,000 warrants with a grant date fair value of $21,175, issued as compensation for professional services during the six months ended June 30, 2016.

The Company recorded an expense related to stock options, restricted stock issued, and issuance of Series I Preferred to employees and advisors of approximately $0.4 million and $0.2 million for the three months ended June 30, 2016 and 2015, respectively and approximately $0.2 million and $1.2 million for the six months ended June 30, 2016 and 2015, respectively.

As of June 30, 2016, the Company had approximately $0.7 million of unamortized compensation related to stock option and restricted share grants. This compensation are being amortized as an operating expense over the remainder of 2016 through 2019.

As of June 30, 2016, 0.3 million options were issued under the Thermomedics 2015 plan to employees and consultant. These options had a grant date fair value of $109,600 and will be expensed over the 1 year vesting period of the options.

Series I Preferred Stock

As of June 30, 2016 and December 31, 2015, the Company had 2,500 shares of Series I Preferred Stock authorized and 2,025 issued and outstanding. There were no issuances of Series I Preferred Stock during the six months ended June 30, 2016. The Series I Preferred Stock is mandatorily redeemable and has a stated value per share of $1,000, a dividend rate of 6% per annum, voting rights on an as-converted basis and a conversion price equal to the closing bid price of the Company’s common stock on the date of issuance. The Series I Preferred Stock is required to be redeemed (at stated value, plus any accrued dividends) by the Company after three years or any time after one year, the Company may at its option, redeem the shares subject to a 10-day notice (to allow holder conversion). The Series I Preferred Stock is convertible into the Company’s common stock, at stated value plus accrued dividends, at the closing bid price on the day issued, any time at the option of the holder and by the Company in the event that the Company’s closing stock price exceeds 400% of the conversion price for 20 consecutive trading days. The Company has classified the Series I Preferred Stock as a liability in the unaudited condensed consolidated balance sheet due to the mandatory redemption feature. The Series I Preferred Stock has voting rights equal to the number of shares of Common Stock that Series I Preferred Stock is convertible into, times twenty-five. The holders of Series I Preferred Stock, which are held entirely by the Board of Directors and management of the Company has voting control in situations requiring shareholder vote. On August 11, 2016 the Company entered into exchange agreements with all of the Series I holders exchanging Series II Preferred shares with an identical face value (See Note 10).

9. Stockholders’ Deficit

Authorized Common Stock

As of December 31, 2015, the Company was authorized to issue 3.9 billion shares of common stock. On April 30, 2015, the Company filed the Sixth Amendment to the Second Amendment and Restated Certificate of Incorporation, as amended, with the State of Delaware to increase the number of authorized common shares to 1.97 billion shares. On February 25, 2016, the Company filed the Seventh Amendment to the Second Amendment and Restated Certificate of Incorporation, as amended, with the State of Delaware to increase the number of authorized common shares to 3.9 billion shares.

Stock Option Plans

On August 26, 2011, the Company’s stockholders approved and adopted the PositiveID Corporation 2011 Stock Incentive Plan (the “2011 Plan”). The 2011 Plan provides for awards of incentive stock options, nonqualified stock options, restricted stock awards, performance units, performance shares, SARs and other stock-based awards to employees and consultants. Under the 2011 Plan, up to 1 million shares of common stock may be granted pursuant to awards. As of December 31, 2015, approximately 0.3 million options and shares have been granted under the 2011 Plan, and approximately 0.7 million remaining shares may be granted under the 2011 Plan. Awards to employees under the Company’s stock option plans generally vest over a two-year period, with pro-rata vesting upon the anniversary of the grant. Awards of options have a maximum term of ten years and the Company generally issues new shares upon exercise.

In addition, as of December 31, 2015, 13.9 million warrants to purchase the Company’s common stock have been granted outside of the Company’s plans, 13.5 million warrants which remain outstanding as of December 31, 2015. These warrants were granted at exercise prices ranging from $0.02 to $22.0 per share, are fully vested and are exercisable for a period from five to seven years.

On November 10, 2009, the Company assumed all of Steel Vault Corporation’s (“Steel Vault”) obligations under the SysComm International Corporation 2001 Flexible Stock Plan, as amended and restated, and each option outstanding thereunder, provided that the obligation to issue shares of the Company’s common stock, as adjusted to reflect the exchange ratio set forth in the merger with Steel Vault, was substituted for the obligation to issue shares of Steel Vault common stock. On November 10, 2009, pursuant to the merger with Steel Vault, approximately 268,000 outstanding Steel Vault options were converted into 132,000 Company options. These options were granted at exercise prices ranging from $9.0 to $50.0 per share, are fully vested and are exercisable for a period up to ten years from the vesting date.

On December 4, 2015, the Company’s Board of Directors approved and adopted the Thermomedics, Inc. 2015 Flexible Stock Plan (“Thermomedics 2015 Plan”). The Thermomedics 2015 Plan provides for awards of incentive stock options, nonqualified stock options, restricted stock awards, performance units, performance shares, SARs and other stock-based awards to employees and consultants. Under the Thermomedics 2015 Plan, up to 5 million shares of common stock may be granted pursuant to awards. As of December 31, 2015, no stock-based awards has been issued under the Thermomedics 2015 Plan.

A summary of option activity under the Company’s option plans and outside of the Company’s option plan for the years ended December 31, 2015 and 2014 is as follows (in thousands, except per share amounts):

	2015		2014
	Number of Options	Weighted- Average Exercise Price	Number of Options	Weighted- Average Exercise Price
Outstanding on January 1	2,856	$1.26	1,409	$2.83
Granted	21,740	$0.02	1,450	$0.04
Exercised	—	$—	—	$—
Forfeited	—	$—	(3)	$136.13
Outstanding at year end	24,596	$0.17	2,856	$1.26
Exercisable at year end	4,206	$0.87	2,756	$1.31
Shares available for grant within Company’s option plans at year end	1,280		1,180

			Outstanding Stock Options			Exercisable Stock Options
Range of Exercise Prices			Shares	Weighted- Average Remaining Contractual Life (years)	Weighted- Average Exercise Price	Shares	Weighted- Average Exercise Price
$0.00	to	$9.00	24,547	8.97	$0.06	4,157	$0.23
$9.25	to	$15.00	33	7.13	$10.13	33	$10.13
$17.00	to	$49.75	2	7.3	$41.13	2	$41.13
$73.13	to	$143.75	11	5.17	$142.71	11	$142.71
Above $143.75			3	4.88	$233.04	3	$233.04
			24,596	8.96	$0.17	4,206	$0.87
Vested options			4,206	8.86	$0.87

The weighted average per share fair value of grants made in 2015 and 2014 under the Company’s incentive plans was $0.02 and $0.04, respectively.

There are inherent uncertainties in making estimates about forecasts of future operating results and identifying comparable companies and transactions that may be indicative of the fair value of the Company’s securities. The Company believes that the estimates of the fair value of its common stock options at each option grant date were reasonable under the circumstances.

The Black-Scholes model, which the Company uses to determine compensation expense, requires the Company to make several key judgments including:

●	the value of the Company’s common stock;

●	the expected life of issued stock options;

●	the expected volatility of the Company’s stock price;

●	the expected dividend yield to be realized over the life of the stock option; and

●	the risk-free interest rate over the expected life of the stock options.

The Company’s computation of the expected life of issued stock options was determined based on historical experience of similar awards giving consideration to the contractual terms of the stock-based awards, vesting schedules and expectations about employees’ future length of service. The interest rate was based on the U.S. Treasury yield curve in effect at the time of grant. The computation of volatility was based on the historical volatility of the Company’s common stock.

The fair values of the options granted were estimated on the grant date using the Black-Scholes valuation model based on the following weighted-average assumptions:

	2015	2014
Expected dividend yield	—	—
Expected stock price volatility	184 - 204%	184 -188%
Risk-free interest rate	1.39 – 1.74%	1.65 - 1.74%
Expected term (in years)	5.0	5.0

A summary of restricted stock outstanding under the stockholder approved plans outstanding as of December 31, 2015 and 2014 and changes during the years then ended is presented below (in thousands):

	2015	2014
Unvested at beginning of year	200	300
Issued	—	—
Vested	(200)	(100)
Forfeited	—	—
Unvested at end of year	—	200

Warrants

From time to time the Company issues warrants both for compensatory purposes to consultants and advisors, and to financial institutions in conjunction with financing activities.

Activity related to warrants issued in conjunction with financing transactions for the year ended December 31, 2015 is as follows (in thousands):

	Number of Warrants	Weighted Average Exercise Price
Outstanding at December 31, 2013	385	$0.53
Granted	2,000	0.08
Exercised	(383)	0.41
Expired	(2)	22.00
Outstanding at December 31, 2014	2,000	$0.08
Granted	—	—
Exercised	—	—
Expired	—	—
Outstanding at December 31, 2015	2,000	$0.08
Exercisable at December 31, 2015	2,000	$0.08
Weighted average grant date fair value		$0.08

Activity related to the warrants issued for compensatory purposes for the year ended December 31, 2015 is as follows (in thousands):

	Number of Warrants	Weighted Average Exercise Price
Outstanding at December 31, 2013	2,500	$0.20
Granted	—	—
Exercised	—	—
Expired	(10)	15.00
Outstanding at December 31, 2014	2,490	$0.14
Granted	9,000	0.02
Exercised	—	—
Expired	—	—
Outstanding at December 31, 2015	11,490	$0.05
Exercisable at December 31, 2015	8,450	$0.04
Weighted average grant date fair value		$0.05

On July 1, 2014, pursuant to a financing agreement, the Company issued immediately exercisable warrants to purchase 1,000,000 shares of common stock at an initial exercise price of $0.08 per share and are exercisable for a period of four years from the vest date. The warrants expire in 2017.

On October 24, 2014, pursuant to a financing agreement, the Company issued immediately exercisable warrants to purchase 1,000,000 shares of common stock at an initial exercise price of $0.08 per share and are exercisable for a period of four years from the vest date. The warrants expire in 2017.

On October 1, 2015, pursuant to a consulting agreement with two advisors, the Company issued to each advisor, warrants to purchase 2,000,000 shares of common stock, of which 1,600,000 are immediately exercisable and 400,000 are exercisable upon completion of services. The warrants have an initial exercise price of $0.028 per share and are exercisable for a period of five years from the vest date. The warrants expire in 2020.

On October 28, 2015, pursuant to a consulting agreement with an advisor, the Company issued immediately exercisable warrants to purchase 1,000,000 shares of common stock at an initial exercise price of $0.03 per share and are exercisable for a period of five years from the vest date. The warrants expire in 2020.

On October 1, 2015, pursuant to a consulting agreement with an advisor, the Company issued warrants to purchase 4,000,000 shares of common stock, of which 2,000,000 are immediately exercisable and 2,000,000 are exercisable upon completion of services. The warrants have an initial exercise price of $0.02 per share and are exercisable for a period of five years from the vest date. The warrants expire in 2020.

Stock-Based Compensation

Stock-based compensation expense for awards granted to employees is recognized on a straight-line basis over the requisite service period based on the grant-date fair value. Forfeitures are estimated at the time of grant and require the estimates to be revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. The Company recorded compensation expense related to stock options and restricted stock of approximately $492,000 and $1,701,000 for the years ended December 31, 2015 and 2014, respectively. The intrinsic value for all options outstanding was approximately nil as of December 31, 2015 and 2014.

During the year ended December 31, 2015, the Company issued an aggregate of 100,000 shares of restricted stock, outside of the approved employee stock incentive plans, to employees valued between $0.03 per share, or an aggregate $3,000 based on quoted common stock prices on the grant date and was fully expensed as of December 31, 2015. During the year ended December 31, 2014, the Company issued an aggregate of 1,100,000 shares of restricted stock, outside of the approved employee stock incentive plans, to employees valued between $0.026 and $0.075 per share, or an aggregate $77,600 based on quoted common stock prices on the grant dates, and recorded related stock-based compensation of approximately $34,000 with the remainder to be recognized over the respective vesting periods.

During the year ended December 31, 2015, the Company issued, outside of the approved employee stock incentive plans, an aggregate of 12,200,000 shares of restricted stock to consultants and advisors valued between $0.0183 and $0.0394 per share and recorded related stock-based compensation of approximately $278,000 for 2015 and 2014 vested amounts. During the year ended December 31, 2014, the Company issued, outside of the approved employee stock incentive plans, an aggregate of 8,230,000 shares of restricted stock to consultants and advisors valued between $0.02 and $0.10 per share and recorded related stock-based compensation of approximately $423,000 for 2013 and 2014 vested amounts.

During the year ended December 31, 2015, the Company issued, outside of the approved employee stock incentive plans, an aggregate of 18,090,000 options to directors and employees, an aggregate of 3,650,000 options to consultants and recorded related stock-based compensation of approximately $113,000 for the year ended December 31, 2015. During the year ended December 31, 2014, the Company issued, outside of the approved employee stock incentive plans, an aggregate of 1,200,000 options to employees, an aggregate of 250,000 options to consultants and recorded related stock-based compensation of approximately $49,000 for the year ended December 31, 2014.

Series I Preferred Stock

On September 30, 2013, the Board of Directors authorized and in November 2013, the Company filed with the State of Delaware, a Certificate of Designations of Preferences, Rights and Limitations of Series I Preferred Stock (the “Certificate”). The Series I Preferred Stock ranks junior to the Company’s Series F Preferred Stock and to all liabilities of the Company and is senior to the Common Stock and any other preferred stock. The Series I Preferred Stock has a stated value per share of $1,000, a dividend rate of 6% per annum, voting rights on an as-converted basis and a conversion price equal to the closing bid price of the Company’s Common Stock on the date of issuance. The Series I Preferred Stock is required to be redeemed (at stated value, plus any accrued dividends) by the Company after three years or any time after one year, the Company may at its option, redeem the shares subject to a ten-day notice (to allow holder conversion). The Series I Preferred Stock is convertible into the Company’s Common Stock, at stated value plus accrued dividends, at the closing bid price on September 30, 2013, any time at the option of the holder and by the Company in the event that the Company’s closing stock price exceeds 400% of the conversion price for twenty consecutive trading days. The Company has classified the Series I Preferred Stock as a liability in the consolidated balance sheet due to the mandatory redemption feature. The Series I Preferred Stock has voting rights equal to the number of shares of Common Stock that Series I Preferred Stock is convertible into, times twenty-five. The holders of Series I Preferred Stock will have voting control in situations requiring shareholder vote.

On September 30, 2013, the Company issued 413 shares of Series I Preferred Stock to settle $413,000 of accrued and unpaid compensation to its Board of Directors and management (see Note 8), at a conversion price of $0.036, which was the closing bid price on September 30, 2013. The Series I Preferred Stock will vest on January 1, 2018, subject to acceleration in the event of conversion or redemption. The Series I Preferred may also be converted into common shares in advance of their vesting, at the option of the holder, which in turn accelerates the vesting.

On November 5, 2013, the Company filed an Amended and Restated Certificate of Designation of Series I Preferred Stock (the “Amended Certificate of Designation”). The Amended Certificate of Designation was filed to clarify and revise the mechanics of conversion and certain conversion rights of the holders of Series I Preferred Stock. No other rights were modified or amended in the Amended Certificate of Designation. On January 8, 2015, the Company filed an amendment to the Amended Certificate of Designation to increase the authorized shares of Series I Convertible Preferred Stock from 1,000 shares to 2,500 shares. No other terms were modified or amended in the Amended Certificate of Designation.

On December 31, 2013, the three independent directors were each granted 25 shares of Series I, as a component of their 2014 board compensation. On January 14, 2014 an additional 512 shares of Series I were issued to the Company’s CEO, President and Senior Vice President. Of these shares 381 were issued to the Company’s chief executive officer as follows: (i) 138 shares issued for 2013 incentive compensation, (ii) 143 shares were issued for his agreement to amend his employment contract and reduce his annual salary from the remainder of the term of the contract to $200,000, per annum, and (iii) 100 shares of Series I as a tax equalization payment to compensate Mr. Caragol for taxes paid on unrealized stock compensation during prior years. All Series I shares granted vest on January 1, 2018. The Series I Preferred may also be converted into common shares in advance of their vesting, at the option of the holder, which in turn accelerates vesting. As such earlier, the Company recorded an expense, since vesting is at the holder’s option in the amount of $688,000 in 2014 and $75,000 in 2013, representing the fair value of the shares during the year ended December 31, 2014.

On January 12, 2015, shares of Series I were issued as follows: (i) 50 shares of Series I were issued to each of three independent board members as a component of their 2015 compensation (150 shares total), and (ii) 475 shares of Series I were issued to the Company’s management as a component of their 2014 incentive compensation at a conversion price of $0.027, which was the closing bid price on January 12, 2015. The Company recorded a total expense of $812,500 at the time of issuance, for the Series I shares granted which will vest on January 1, 2018. The Series I Preferred may also be converted into common shares in advance of their vesting, at the option of the holder, which in turn accelerates vesting.

On December 22, 2015, shares of Series I were issued as follows: (i) 25 shares of Series I were issued to each of three independent board members as a component of their 2016 compensation (75 shares total), and (ii) 325 shares of Series I were issued to the Company’s management as a component of their 2015 incentive compensation at a conversion price of $0.0207, which was the closing bid price on December 22, 2015. The Company recorded a total expense of $520,000 at the time of issuance, for the Series I shares granted which will vest on January 1, 2018. The Series I Preferred may also be converted into common shares in advance of their vesting, at the option of the holder, which in turn accelerates vesting.